Recent accounting pronouncements (Details) - Restatement adjustment - ASU 2016-02 ¥ in Millions	Jan. 01, 2019 CNY (¥)
Recent accounting pronouncements
Right-of-use assets	¥ 39
Lease liabilities	¥ 41